Related Parties (Details Narrative) - USD ($)			12 Months Ended
	Dec. 29, 2022	Sep. 07, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Noncash Expense			$ 3,996,187	$ 1,031,173
Stock Issued During Period, Value, Issued for Services			3,557,132	242,000
Accounts Payable and Accrued Liabilities, Current			3,396,543	4,050,798
Chairman And C E O [Member]
Related Party Transaction [Line Items]
Accrued Salaries, Current			250,000
Share-Based Payment Arrangement, Noncash Expense			439,054	439,054
Past And Current Directors [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services		974,344
Stock Issued During Period, Value, Issued for Services		$ 2,806,111
Current Directors [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services	1,500,000
Stock Issued During Period, Value, Issued for Services	$ 150,000
Current Director [Member]
Related Party Transaction [Line Items]
Accounts Payable and Accrued Liabilities, Current			100,000
Interest Payable, Current			7,604	7,538
Corporate Secretary [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services	600,000
Stock Issued During Period, Value, Issued for Services	$ 60,000
Salary and Wage, Officer, Excluding Cost of Good and Service Sold			8,000
Common Director [Member]
Related Party Transaction [Line Items]
Accounts Payable and Accrued Liabilities, Current			1,400,000
Interest Payable, Current			140,000	$ 35,000
C E O [Member]
Related Party Transaction [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold			$ 7,500